Significant events for the year ended December 31, 2025 and the six-month period ended June 30, 2026 and subsequent events - For the year ended December 31, 2025 (Details)
€ / shares in Units, $ / shares in Units, € in Thousands, $ in Millions
												1 Months Ended			6 Months Ended	10 Months Ended	12 Months Ended	115 Months Ended
	Jul. 06, 2026 USD ($) shares	Jul. 06, 2026 EUR (€) € / shares shares	Dec. 23, 2025 EUR (€)	Nov. 28, 2025 EUR (€)	Nov. 25, 2025 shares	Aug. 28, 2025 shares	Aug. 08, 2025 shares	Jul. 30, 2025 EUR (€) note € / shares shares	Jul. 30, 2025 EUR (€) note € / shares shares	Jul. 28, 2025 USD ($) shares	Jul. 28, 2025 EUR (€) € / shares shares	Feb. 28, 2026 shares	Apr. 30, 2025 shares	Jan. 31, 2025 shares	Jun. 30, 2026 shares	Nov. 30, 2025 shares plan	Dec. 31, 2025 EUR (€)	Jun. 30, 2026 shares	Jul. 06, 2026 $ / shares	May 07, 2026 € / shares	May 07, 2026 $ / shares	Apr. 30, 2026	Jul. 28, 2025 $ / shares	Jul. 23, 2025 note	Jun. 30, 2025 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of free shares plans issued | plan																8
Par value per share (in euro per share) | € / shares											€ 57.00														€ 6.64
Number of ordinary shares issued (in shares)															877,310
Closing foreign exchange rate															1.1394			1.1394				1.1702		1.1726
Proceeds from issue of ordinary shares										$ 747.5	€ 637,500
Net proceeds from issuance of ordinary shares										$ 700.3	€ 597,200
Proceeds from issuing other equity instruments | €																	€ 608,100
Completion of a public offering
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from issue of ordinary shares	$ 920.0	€ 807,400
Net proceeds from issuance of ordinary shares	$ 874.1	€ 767,100
Heights convertible notes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary shares issued (in shares)								920,377
Number of convertible notes converted | note								200	200															150
Notional amount | €								€ 21,900	€ 21,900
Kreos/Claret Financing B And C
Disclosure of terms and conditions of share-based payment arrangement [line items]
Repayments of borrowings, classified as financing activities | €			€ 33,823	€ 33,823
ADS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary shares issued (in shares)										11,679,400	11,679,400
Issue of equity, offering price per share (in dollar/euro per share) | $ / shares																					$ 111.57		$ 64.00
ADS | Completion of a public offering
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary shares issued (in shares)	7,360,000	7,360,000
Issue of equity, offering price per share (in dollar/euro per share) | $ / shares																			$ 125.00
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue of equity, offering price per share (in dollar/euro per share) | € / shares											€ 54.58									€ 95.34
Ordinary shares | Completion of a public offering
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue of equity, offering price per share (in dollar/euro per share) | € / shares		€ 109.71
Ordinary shares | Heights convertible notes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Borrowings, fixed conversion price (euro per share) | € / shares								€ 23.7674	€ 23.7674
Ordinary shares | Kreos & Claret convertible notes (OCABSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary shares issued (in shares)					392,695		785,389
Ordinary shares | Kreos A & B & C BSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary shares issued (in shares)						206,662			319,251
BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)												23,477	39,370	125,000	23,477			314,867
Number of ordinary shares issued (in shares)															16,400
BSAs | Board member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period												4 years	4 years	4 years
Vesting percentage												25.00%	25.00%	25.00%
AGA-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)																6,280,727
AGA-2025 | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period																2 years
Vesting percentage																50.00%
AGA-2025 | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period																3 years
Vesting percentage																25.00%
AGA-2025 | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period																4 years
Vesting percentage																25.00%
AGA-2025-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)																123,102
Vesting period																2 years
AGA-2025-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)																50,000
AGA-2025-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)																4,319,500